Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund

Janus Henderson Developed World Bond Fund

(the “Fund”)

Class D Shares

Supplement dated July 6, 2020

to Currently Effective Prospectuses

Effective immediately, under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following footnote replaces the corresponding footnote in its entirety:

(2)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.57% through at least October 31, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.

Janus Henderson Developed World Bond Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund

Janus Henderson Developed World Bond Fund

(the “Fund”)

Class D Shares

Supplement dated July 6, 2020

to Currently Effective Prospectuses

Effective immediately, under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following footnote replaces the corresponding footnote in its entirety:

(2)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.57% through at least October 31, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.